Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Compass EMP REC Enhanced Volatility Weighted Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that match the performance of the CEMP REIT Long/Cash Volatility Weighted Index before expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 61 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of real estate investment trusts ("REITs") that are traded on a U.S. exchange.  The Fund seeks to track the returns of the CEMP REIT Long/Cash Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that generally consists of the common stock of the 100 largest REITs by market capitalization that trade on a U.S. exchange with consistent positive earnings (at least 4 most recent quarters) weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock's price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 100 stocks depending on the number of companies meeting the Index's criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. REIT 100 Volatility Weighted Index, which is composed of the same REIT stocks as in the Index, but without any allocation to cash.  In other words, the CEMP U.S. REIT 100 Volatility Weighted Index is always 100% invested in REIT stocks.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. REIT 100 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. REIT 100 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. REIT 100 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index's exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index's REIT component is reconstituted every March and September.  The Fund concentrates investments in the securities of real estate industry issuers (defined as REITs) because, under normal circumstances, it invests over 25% of its assets in REIT common stocks.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for REIT investments primarily in domestic and foreign fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The use of "REC" in the Fund's name is intended to be representative of the two major aspects of the Fund's primary investment strategies: "RE" is referring to real estate-related investments, and "C" is referring to cash allocated to short-term fixed income securities when the Fund is defensively positioned.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Fund concentrates investments in the securities of real estate industry issuers (defined as REITs) because, under normal circumstances, it invests over 25% of its assets in REIT common stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

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Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

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Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

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Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

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Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.  The Fund is also subject to real estate industry concentration risk because it normally invests over 25% of its assets in the common stock of REITs.

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REIT Risk.  The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.  Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

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Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

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Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-944-4367
Compass EMP REC Enhanced Volatility Weighted Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee	rr_RedemptionFee	(15.00)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,043
Compass EMP REC Enhanced Volatility Weighted Fund Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee	rr_RedemptionFee	(15.00)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.66%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	513
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Compass EMP REC Enhanced Volatility Weighted Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	(15.00)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	219
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	726
Compass EMP REC Enhanced Volatility Weighted Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	(15.00)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	420

[1]	Estimated for the current fiscal year.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor.